Redeemable Convertible Preferred Stock - Summary of Series C-2 Redeemable Convertible Preferred Stock Purchase Right and Related Warrants (Detail)	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
SeriesC2Redeemable Convertible Preferred [Member]
Disclosure of number of shares subject to and potential proceeds before and after the amendment [Line Items]
Quantity | shares	23,236,328
Price | $ / shares	$ 2.95
Proceeds	$ 68,499,998
Completion Of SPAC Merger [Member]
Disclosure of number of shares subject to and potential proceeds before and after the amendment [Line Items]
Proceeds	$ 16,001,437
Completion Of SPAC Merger [Member] | SeriesC2Warrant [Member]
Disclosure of number of shares subject to and potential proceeds before and after the amendment [Line Items]
Quantity | shares	14,365,207
Price | $ / shares	$ 0.0001
Proceeds	$ 1,437
Completion Of SPAC Merger [Member] | SeriesC2Redeemable Convertible Preferred [Member]
Disclosure of number of shares subject to and potential proceeds before and after the amendment [Line Items]
Quantity | shares	5,427,464
Price | $ / shares	$ 2.95
Proceeds	$ 16,000,000
Milestones without SPAC merger [Member] | SeriesC2Redeemable Convertible Preferred [Member]
Disclosure of number of shares subject to and potential proceeds before and after the amendment [Line Items]
Quantity | shares	22,897,111
Price | $ / shares	$ 2.95
Proceeds	$ 67,499,996